Property, equipment and software, net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, equipment and software, net
8.	Property and equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Computer and electronic equipment	38,298	55,523	8,075
Leasehold improvement	38,900	46,596	6,777
Vehicles	20,985	20,615	2,998
Office furniture and equipment	6,094	4,321	628
Software	11,053	18,089	2,632
Total	115,330	145,144	21,110
Less: Accumulated depreciation and amortization	(15,897)	(56,413)	(8,205)
Property, equipment and software, net	99,433	88,731	12,905

Depreciation and amortization expenses of the property, equipment and software were RMB3,294, RMB12,747 and RMB42,431 (US$6,171) for the years ended December 31, 2016, 2017 and 2018, respectively.